Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		20 Months Ended
	Nov. 30, 2024	Jun. 30, 2026	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2023
Site Contingency [Line Items]
Contract over remaining term of guarantee amount	$ 30,000
Indemnification right includes a monetary cap	$ 10,000
Accruals related to obligations		$ 51,036		$ 51,291	$ 51,752	$ 51,036	$ 0
Estimate of probable loss		17,388	$ 8,000	17,388	17,388
Loss contingency accrual, payments				9,000
Estimated to be recoverable through insurance related to business interruption claims		7,779		7,779		7,779
Awarding to plaintiff		22,000		22,000
Damages Related To NonPerformance Contract To Date
Site Contingency [Line Items]
Accrual for payments due to customer under agreement		9,000		9,000		9,000
Damages incurred				9,000		48,345
Moosup
Site Contingency [Line Items]
Accrual for payments due to customer under agreement		44,867		45,015	45,272	44,867
Bloomfield
Site Contingency [Line Items]
Accrual for payments due to customer under agreement		$ 4,950		$ 5,003	$ 5,046	$ 4,950